Share Capital (Tables) - Nukkleus Inc.[Member]	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022
Share Capital (Tables) [Line Items]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding

The following table summarizes the shares of the Company’s common stock issuable upon exercise of options outstanding at June 30, 2023:

Options Outstanding				Options Exercisable
Range of Exercise Price	Number Outstanding at June 30, 2023	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable at June 30, 2023	Weighted Average Exercise Price
$0.09 – 0.45	3,350,000	3.51	$0.13	1,150,000	$0.13
2.50	1,000,000	3.22	2.50	1,000,000	2.50
$0.09 – 2.50	4,350,000	3.44	$0.67	2,150,000	$1.23
The following table summarizes the shares of the Company’s common stock issuable upon exercise of options outstanding at September 30, 2022:
Options Outstanding				Options Exercisable
Range of Exercise Price	Number Outstanding at September 30, 2022	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable at September 30, 2022	Weighted Average Exercise Price
$0.09 – 1.00	4,850,000	3.02	$0.29	1,050,000	$0.10
2.50	1,000,000	3.97	2.50	1,000,000	2.50
$0.09 – 2.50	5,850,000	3.18	$0.67	2,050,000	$1.27

Schedule of Stock Option Activities

Stock option activities for the nine months ended June 30, 2023 were as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding at October 1, 2022	5,850,000	$0.67
Granted	—	—
Expired	(1,500,000)	(0.67)
Outstanding at June 30, 2023	4,350,000	$0.67
Options exercisable at June 30, 2023	2,150,000	$1.23
Options expected to vest	2,200,000	$0.12
Stock option activities for the years ended September 30, 2022 and 2021 were as follows:
	Number of Options	Weighted Average Exercise Price
Outstanding at October 1, 2020	—	$—
Granted	1,000,000	2.50
Terminated/Exercised/Expired	—	—
Outstanding at September 30, 2021	1,000,000	2.50
Granted	4,850,000	0.29
Terminated/Exercised/Expired	—	—
Outstanding at September 30, 2022	5,850,000	$0.67
Options exercisable at September 30, 2022	2,050,000	$1.27
Options expected to vest	3,800,000	$0.35

Schedule of Nonvested Stock Options Granted

A summary of the status of the Company’s nonvested stock options granted as of June 30, 2023 and changes during the nine months ended June 30, 2023 is presented below:

	Number of Options	Weighted Average Exercise Price
Nonvested at October 1, 2022	3,800,000	$0.35
Granted	—	—
Vested	(1,600,000)	(0.65)
Nonvested at June 30, 2023	2,200,000	$0.12
A summary of the status of the Company’s nonvested stock options granted as of September 30, 2022 and changes during the years ended September 30, 2022 and 2021 is presented below:
	Number of Options	Weighted Average Exercise Price
Nonvested at October 1, 2020	—	$—
Granted	1,000,000	2.50
Vested	—	—
Nonvested at September 30, 2021	1,000,000	2.50
Granted	4,850,000	0.29
Vested	(2,050,000)	(1.27)
Nonvested at September 30, 2022	3,800,000	$0.35